OPERATIONS - Acquisition of Terra Networks by Wholly-Owned Subsidiary (Details) - Terra Networks - BRL (R$) R$ in Thousands	6 Months Ended
	Dec. 31, 2017	Jul. 03, 2017
Acquisition of Terra Networks by Wholly-Owned Subsidiary
Current assets		R$ 163,579
Cash and cash equivalents		43,351
Accounts receivable		61,276
Derivative financial instruments		404
Taxes recoverable		22,658
Other assets		35,890
Noncurrent assets		228,575
Deferred taxes		117,885
Judicial deposits and garnishments		102,373
Other assets		740
Property and equipment		7,047
Intangible assets		530
Book value of assets acquired		392,154
Current liabilities		86,892
Personnel, social charges and benefits		17,327
Trade accounts payable		51,198
Taxes, charges and contributions		14,643
Derivative financial instruments		16
Other liabilities		3,708
Noncurrent liabilities		114,291
Personnel, social charges and benefits		508
Taxes, charges and contributions		229
Other provisions		112,874
Other liabilities		680
Book value of assumed liabilities		201,183
Book value of identifiable net assets acquired		190,971
Total consideration, net of Cash Flow Hedge		250,000
Adjustment to equity in TData and Company		59,029
Consolidated net operating revenue	R$ 155,224
Consolidated net income	179,615
Income tax on tax losses and negative basis of social contribution	R$ 125,191
Cost
Acquisition of Terra Networks by Wholly-Owned Subsidiary
Accounts receivable		69,995
Estimated impairment losses
Acquisition of Terra Networks by Wholly-Owned Subsidiary
Accounts receivable		R$ 8,719